Equity	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Equity
Note 20 - Equity
Changes in the Group's equity during the years ended December 31, 2022, 2021, and 2020 were as follows:

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Pre-closing of the merger with GGI
Balance as of January 1, 2020	—	—	—	879,232
Changes in the consolidated group	200,000,000	—	880,412	(879,232)
Issuance during the year	14,371,808	—	438,340	—
Balance as of December 31, 2020	214,371,808	—	1,318,752	—
Issuance during the year	—	18,032,787	547,157	—
Conversion from Class A to Class B	(17,345,079)	17,345,079	—	—
Issuance of Convertible Notes	—	—	—	35,231
Balance as of December 31, 2021	197,026,729	35,377,866	1,865,909	35,231
Issuance during the period	—	—	—	—
Balance as of June 23, 2022	197,026,729	35,377,866	1,865,909	35,231
Closing of the merger with GGI
Removal of Polestar Automotive Holding Limited from the Group
Exchange of Class A for Class B (1:8.335)	(197,026,729)	1,642,233,575	(1,565,447)	1,565,447
Exchange of Class B for Class A (1:8.335)	294,877,349	(35,377,866)	(281,090)	281,090
Reclassification of GBP Redeemable Preferred Shares	—	—	65	(65)
Issuance of Volvo Cars Preference Shares[1]	58,882,610	—	589	588,237
Issuance to Convertible Note holders	4,306,466	—	43	(43)
Issuance to PIPE investors	26,540,835	—	265	249,735
Issuance to GGI shareholders	82,193,962	—	822	521,285
Listing expense	—	—	—	372,318
Transaction costs	—	—	—	(38,903)
Post-closing of the merger with GGI
Equity-settled share-based payment	876,451	—	9	9,900
Balance as of December 31, 2022	467,677,673	1,642,233,575	21,165	3,584,232
1 - The Volvo Cars Preference Shares subsequently converted into Class A shares following the merger with GGI on June 23, 2022.
Pre-closing of the merger with GGI
The concept of share capital did not exist under the limited company structure when Polestar Automotive (Shanghai) Co., Ltd was the parent entity prior to the common control transaction that occurred on September 14, 2020. Share capital was subsequently introduced under the private company limited structure when Polestar Automotive Holding Limited became the parent entity as a result of the transaction. Refer to Note 3 - Common control transaction for additional details. As of December 31, 2020, after the issuance of 14,371,808 Class A Shares, total common shares fully paid, authorized, issued, and outstanding were 214,371,808. Each common share was valued at $6.15 (in ones).
In March 2021, the Group distributed 18,032,787 shares of newly authorized Class B Shares at $30.50 (in ones) per share for gross proceeds of $550,000 with related issuance costs of $2,843. Of the 18,032,787 shares issued, 4,262,295 were issued to Geely. In July 2021, 17,345,079 Class A Shares were converted to Class B Shares. As of December 31, 2021, 197,026,729 Class A Shares and 197,026,729 Class B Shares were outstanding, respectively. Each common share was valued at $8.04 (in ones).
Both Class A and B Shares were issued with no par value.
Closing of the merger with GGI
Between January 1, 2022, and prior to the Closing of the merger with GGI, there were no events impacting the Group’s equity other than the issuance of 50,000 British Pound Sterling (“GBP”) Redeemable Preferred Shares in the Parent with a par value of GBP 1.00, equivalent to $65, to the Former Parent. This issuance was part of Parent’s incorporation in the United Kingdom as a subsidiary of the Former Parent in preparation for the Closing of the merger with GGI. These shares were subsequently reclassified to Share capital when the Former Parent was separated from the Group at Closing.
In connection with the Closing of the merger with GGI and the removal of the Former Parent (Polestar Automotive Holding Limited) from the Group:
•197,026,729 Class A Shares were exchanged at a ratio of 1:8.335 for 1,642,233,575 Class B Shares;
•35,377,866 Class B Shares were exchanged at a ratio of 1:8.335 for 294,877,349 Class A Shares;
•4,306,466 Class A Shares were issued to holders of the Convertible Notes;
•26,540,835 Class A Shares were issued to the PIPE investors;
•82,193,962 Class A Shares were issued to the former shareholders of GGI; and
•58,882,610 Preference Shares were issued to Volvo Cars which subsequently converted into 58,882,610 Class A Shares.
Refer to Note 1 - Significant accounting policies and judgements and Note 16 - Reverse recapitalization for more details on the merger with GGI.
Post-closing of the merger with GGI
Following the merger with GGI, 501,451 Class A Shares were issued to employees of the Group under the Omnibus Plan and 375,000 were issued in exchange for marketing services. Refer to Note 7 - Share-based payment for additional details. As of December 31, 2022, there were an additional 4,532,322,327 Class A Shares and 135,133,164 Class B Shares with par values of $0.01 authorized for issuance. No additional Class C Shares or Redeemable Preferred Shares were authorized for issuance.
The following instruments of Parent were issued and outstanding as of December 31, 2022:
•467,677,673 Class A Shares with a par value of $0.01, of which 240,099,199 were owned by related parties;
•1,642,233,575 Class B Shares with a par value of $0.01, of which all were owned by related parties;
•15,999,965 Class C-1 Shares with a par value of $0.10;
•9,000,000 Class C-2 Shares with a par value of $0.10; and
•50,000 GBP Redeemable Preferred Shares with a par value of GBP 1.00.
Holders of Class A Shares in Parent are entitled to one vote per share and holders of Class B Shares in the Parent are entitled to ten votes per share. Holders of Class C Shares in Parent are entitled to one vote per share for certain matters, but have no voting rights with respect to general matters voted on by holders of Class A Shares and Class B Shares in the Parent. Additionally, holders of GBP Redeemable Preferred Shares in the Parent have no voting rights. Any dividends or other distributions paid by the Parent shall only be issued to holders of outstanding Class A Shares and Class B Shares in the Parent. Holders of Class C Shares and GBP Redeemable Preferred Shares in the Parent are not entitled to participate in any dividends or other distributions. Refer to Note 16 - Reverse recapitalization for additional information on the Class C Shares.
Convertible Notes
In July 2021, Geely and two other third-parties invested $35,231 in non-interest-bearing Convertible Notes. Of the $35,231, $9,531 was held by Geely. The Convertible notes were accounted for as equity upon issuance and classified within Other contributed capital. The Convertible Notes were not eligible to receive a coupon or dividend for the first 24 months after issuance and were to convert to common shares upon (1) an issuance of equity securities in an amount greater than $50,000 to any entity that owned more than 35% voting power in the Former Group, (2) the occurrence of any initial public offering, combination with a special purpose acquisition company, or direct listing, (3) a liquidation of the Former Group, or (4) the non-occurrence of any of the preceding events by the 24-month anniversary of the issuance of the Convertible Notes. The second conversion event was satisfied on June 23, 2022 in connection with the merger with GGI and the Convertible Notes were converted into 4,306,466 Class A Shares in the Parent, resulting in a reclassification of par value within equity from Other contributed capital to Share capital.
Currency translation reserve
The currency translation reserve comprises exchange rate differences resulting from the translation of financial reports of foreign operations that have prepared their financial reports in a currency other than Polestar Group’s reporting currency.
Accumulated deficit
Accumulated deficit comprises Net loss for the year and preceding years less any profits distributed. Accumulated deficit also includes the effects of business combinations under common control within Polestar Group.